C3 Leases	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
C3 Leases

C3	Leases

Leases with the Company as lessee

Right-of-use assets
	2020				2019
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total
Cost
Opening balance	11,263	698	126	12,087	9,151	452	126	9,729
Additions	2,220	339	45	2,604	2,035	265	—	2,300
Balances regarding acquired/divested business	126	—	—	126	(21)	—	—	(21)
Terminations	(926)	(130)	—	(1,056)	(127)	(29)	—	(156)
Translation differences	(899)	(84)	—	(983)	225	10	—	235
Closing balance	11,784	823	171	12,778	11,263	698	126	12,087

Accumulated depreciations
Opening balance	(2,126)	(260)	(28)	(2,414)	—	—	—	—
Depreciations	(2,082)	(277)	(28)	(2,387)	(2,162)	(284)	(28)	(2,474)
Balances regarding divested business	1	—	—	1	1	—	—	1
Terminations	238	109	—	347	14	22	—	36
Translation differences	269	38	1	308	21	2	—	23
Closing balance	(3,700)	(390)	(55)	(4,145)	(2,126)	(260)	(28)	(2,414)

Accumulated impairment losses
Opening balance	(872)	—	—	(872)	(767)	—	—	(767)
Impairment losses	(47)	—	—	(47)	(75)	—	—	(75)
Terminations	553	—	—	553	—	—	—	—
Translation differences	26	—	—	26	(30)	—	—	(30)
Closing balance	(340)	—	—	(340)	(872)	—	—	(872)

Financial sublease
Opening balance	(314)	—	—	(314)	(311)	—	—	(311)
Derecognition	(42)	—	—	(42)	2	—	—	2
Translation differences	43	—	—	43	(5)	—	—	(5)
Closing balance	(313)	—	—	(313)	(314)	—	—	(314)

Net carrying value	7,431	433	116	7,980	7,951	438	98	8,487

Lease liabilities

The lease liabilities amounted to SEK 9,300 (9,882) million by the end of 2020. The remaining contractual maturities as of December 31, 2020 is shown in note D4 “Contractual obligations.”

Lease cost

The total lease cost amounted in 2020 to SEK 3,704 (3,576) million, of which depreciation SEK 2,387 (2,474) million, impairment losses SEK 47 (75) million, lease expense relating to low-value assets SEK 516 (194) million, interest expense SEK 490 (551) million and variable lease expense SEK 264 (357) million. Variable lease expense consists mainly of property tax.

Cash payments

Cash payments
	2020	2019
Amortization of the lease liabilities 1)	(2,417)	(2,990)
Interest expense of the lease liabilities	(490)	(551)
Low-value asset not included in the measurement of the liabilities	(516)	(194)
Variable lease payments not included in the measurement of the lease liabilities	(264)	(357)
Total cash outflow	(3,687)	(4,092)

1)	Including advance payments.

Future cash outflow

Future cash outflows from extension options beginning in 2021 amounts to SEK 91 (48) million. Future cash outflows from leases not yet commenced in 2020 to which Ericsson as the lessee is committed is SEK 13 million.

Leases with the Company as lessor

Lessor leases relate mainly to subleasing of real estate. These lease contracts vary in length from 1 to 12 years.

Sublease receivables in 2020 amounted for operating leases to SEK 75 (124) million and for financial leases to SEK 56 (56) million. Sublease interest income from financial leases in 2020 was SEK 11 (18) million

At December 31, 2020, future minimum payment receivables were distributed as follows:

Future minimum payment receivables
	Financial leases	Operating leases
2021	58	64
2022	59	29
2023	61	18
2024	63	8
2025	11	2
2026 and later	—	2
Total	252	123